Investment in associates	12 Months Ended
Dec. 31, 2022
Investment in associates
Investment In Associates

3. Investment in associates

The book value of investment in associates as of December 31, 2022 and 2021 amounts to:

	12-31-2022	12-31-2021
	ARS 000	ARS 000

ECOGAS Group (Note 3.1)	11,958,097	11,895,704
Transportadora de Gas del Mercosur S.A.	199,864	376,991
	12,157,961	12,272,695

The share of the profit of associates for the years ended December 31, 2022, 2021 and 2020 amounts to:

	2022	2021	2020
	ARS 000	ARS 000	ARS 000

ECOGAS Group (Note 3.1)	159,605	(1,010,740)	291,048
Transportadora de Gas del Mercosur S.A.	(48,071)	39,837	(46,639)
Termoeléctrica José de San Martin S.A. (Note 1.2.a)	-	(73,525)	77,456
Termoeléctrica Manuel Belgrano S.A. (Note 1.2.a)	-	(55,183)	(2,114)
	111,534	(1,099,611)	319,751

3.1. Investments in gas distribution

The Group holds ownership interests of 42.31% in Inversora de Gas del Centro S.A. (“IGCE”, the controlling company of Distribuidora de Gas del Centro S.A. “DGCE” and Distribuidora de Gas Cuyana S.A. “DGCU”) and 17.20% in DGCE (from now on, “ECOGAS Group”). Consequently, the Group holds, both directly and indirectly, a 40.59% of the capital stock of DGCE, and, indirectly, a 21.58% interest in DGCU. The Company does not control such companies.

IGCE is a private, unlisted company which holds a 55.29% equity interest in DGCE, a company engaged in the distribution of natural gas in the provinces of Cordoba, La Rioja and Catamarca, Argentine, and a 51% equity interest in DGCU, a company engaged in the distribution of natural gas in the provinces of Mendoza, San Juan and San Luis.

During April 2022 and 2021, the Group received dividends of 98,154 and 273,038, respectively, from ECOGAS Group.

On March 24, 2022 CPSA acquired a 8.599% equity interest in the related company GESER S.A.U., an entity controlled by IGCE. The purchase price was 5,125. GESER S.A.U. is a private unlisted company which is engaged in the rendering of professional services related to administrative and/or commercial activities.

3.2. Transportadora de Gas del Mercosur S.A.

The Group has a 20% interest in Transportadora de Gas del Mercosur S.A. (“TGM”). This Company has a gas pipeline that covers the area from Aldea Brasilera (in the Province of Entre Ríos) to Paso de los Libres (in the Province of Corrientes). TGM is a private unlisted company.